Quarterly Holdings Report
for
Fidelity® Diversified International Fund
July 31, 2025
DIF-NPRT3-0925
1.804871.121
Common Stocks - 93.3%
	Shares	Value ($)
AUSTRALIA - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Aristocrat Leisure Ltd	1,897,508	84,964,543
BELGIUM - 1.9%
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	714,700	41,090,022
Financials - 1.1%
Banks - 1.1%
KBC Group NV	1,286,900	134,759,680
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	280,620	60,990,383
TOTAL BELGIUM		236,840,085
BRAZIL - 0.6%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
MercadoLibre Inc (a)	31,900	75,727,091
CANADA - 4.8%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	249,090	12,943,476
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cameco Corp	563,481	42,305,809
Canadian Natural Resources Ltd	3,092,051	97,876,268
Imperial Oil Ltd	1,160,614	96,770,883
MEG Energy Corp	1,007,609	19,859,845
		256,812,805
Industrials - 0.5%
Professional Services - 0.5%
Thomson Reuters Corp	302,044	60,618,068
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (a)	98,300	19,646,238
Software - 1.0%
Constellation Software Inc/Canada	36,356	125,427,150
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	50,399	4
		125,427,154
TOTAL INFORMATION TECHNOLOGY		145,073,392

Materials - 1.0%
Chemicals - 0.3%
Nutrien Ltd	735,500	43,638,463
Metals & Mining - 0.7%
Franco-Nevada Corp	534,151	85,087,911
TOTAL MATERIALS		128,726,374

TOTAL CANADA		604,174,115
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	2,203,400	54,619,203
CHINA - 0.8%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Prosus NV Class N	1,741,250	99,470,310
DENMARK - 2.1%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	1,797,648	83,605,021
Industrials - 1.4%
Air Freight & Logistics - 1.4%
DSV A/S	773,303	173,285,613
TOTAL DENMARK		256,890,634
FRANCE - 8.1%
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 0.3%
Accor SA	803,900	40,971,561
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy Louis Vuitton SE	165,455	88,818,241
TOTAL CONSUMER DISCRETIONARY		129,789,802

Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	477,456	39,073,527
Financials - 1.3%
Capital Markets - 0.3%
Amundi SA (c)(d)	460,722	34,201,725
Insurance - 1.0%
AXA SA	2,619,522	127,228,102
TOTAL FINANCIALS		161,429,827

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	391,580	116,454,608
Industrials - 3.2%
Aerospace & Defense - 2.3%
Safran SA	470,591	155,178,058
Thales SA	495,617	133,317,984
		288,496,042
Electrical Equipment - 0.9%
Legrand SA	729,066	107,688,047
TOTAL INDUSTRIALS		396,184,089

Information Technology - 0.3%
IT Services - 0.2%
Alten SA	67,715	5,536,851
Capgemini SE	123,930	18,450,262
		23,987,113
Software - 0.1%
Dassault Systemes SE	375,318	12,329,668
TOTAL INFORMATION TECHNOLOGY		36,316,781

Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	705,954	138,886,971
TOTAL FRANCE		1,018,135,605
GERMANY - 13.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	2,389,400	85,698,036
Financials - 5.3%
Banks - 0.5%
Commerzbank AG	1,819,300	66,520,973
Capital Markets - 1.1%
Deutsche Boerse AG	476,349	137,849,409
Insurance - 3.7%
Allianz SE	579,817	229,130,953
Hannover Rueck SE	313,221	95,224,096
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	207,242	135,675,335
		460,030,384
TOTAL FINANCIALS		664,400,766

Health Care - 1.2%
Health Care Providers & Services - 1.0%
Fresenius SE & Co KGaA	2,576,495	123,433,631
Pharmaceuticals - 0.2%
Merck KGaA	195,592	24,445,959
TOTAL HEALTH CARE		147,879,590

Industrials - 2.3%
Aerospace & Defense - 0.5%
Rheinmetall AG	34,521	68,334,262
Electrical Equipment - 1.0%
Siemens Energy AG (a)	950,493	110,046,915
Industrial Conglomerates - 0.8%
Siemens AG	409,424	104,281,673
TOTAL INDUSTRIALS		282,662,850

Information Technology - 2.9%
Software - 2.9%
SAP SE	1,270,645	363,348,305
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	540,095	124,597,085
TOTAL GERMANY		1,668,586,632
HONG KONG - 0.4%
Financials - 0.4%
Insurance - 0.4%
AIA Group Ltd	4,698,639	43,810,919
INDIA - 1.2%
Financials - 1.2%
Banks - 1.0%
HDFC Bank Ltd/Gandhinagar	5,617,204	129,016,179
Capital Markets - 0.2%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(c)(d)	1,206,268	22,677,838
TOTAL INDIA		151,694,017
INDONESIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	71,896,056	36,033,987
IRELAND - 0.4%
Industrials - 0.4%
Building Products - 0.4%
Kingspan Group PLC	646,911	53,634,214
ITALY - 4.1%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	2,004,000	54,063,848
Financials - 2.9%
Banks - 2.9%
FinecoBank Banca Fineco SpA	3,562,536	76,107,397
UniCredit SpA	3,910,215	287,689,553
		363,796,950
Health Care - 0.2%
Pharmaceuticals - 0.2%
Recordati Industria Chimica e Farmaceutica SpA	409,200	23,535,743
Industrials - 0.6%
Machinery - 0.2%
Interpump Group SpA	497,023	20,396,607
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	853,794	53,165,753
TOTAL INDUSTRIALS		73,562,360

TOTAL ITALY		514,958,901
JAPAN - 17.1%
Communication Services - 1.5%
Entertainment - 1.5%
Capcom Co Ltd	1,282,383	32,643,999
Nintendo Co Ltd	1,792,597	149,823,373
		182,467,372
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Fast Retailing Co Ltd	264,762	80,760,280
Consumer Staples - 0.0%
Food Products - 0.0%
Ajinomoto Co Inc	525,600	13,905,505
Financials - 2.9%
Banks - 1.0%
Sumitomo Mitsui Financial Group Inc	5,090,827	128,424,314
Financial Services - 0.5%
ORIX Corp	2,976,027	66,850,627
Insurance - 1.4%
Tokio Marine Holdings Inc	4,106,167	164,874,611
TOTAL FINANCIALS		360,149,552

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
Hoya Corp	1,083,072	136,643,393
Industrials - 7.4%
Industrial Conglomerates - 3.0%
Hitachi Ltd	11,797,891	361,023,168
Machinery - 2.8%
Ebara Corp	1,961,001	35,809,508
IHI Corp	139,755	15,562,667
Japan Steel Works Ltd/The	966,000	59,580,550
Kawasaki Heavy Industries Ltd	631,849	46,145,863
Mitsubishi Heavy Industries Ltd	8,086,538	193,077,393
		350,175,981
Professional Services - 0.4%
BayCurrent Inc	970,793	55,742,979
Trading Companies & Distributors - 1.2%
ITOCHU Corp	2,482,004	130,187,606
Mitsui & Co Ltd	196,382	3,997,678
MonotaRO Co Ltd	1,128,200	20,089,769
		154,275,053
TOTAL INDUSTRIALS		921,217,181

Information Technology - 2.6%
IT Services - 0.7%
Fujitsu Ltd	3,545,908	77,243,766
SCSK Corp	426,900	13,282,956
		90,526,722
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	1,500,500	99,781,962
Renesas Electronics Corp	6,804,905	82,768,489
Tokyo Electron Ltd	156,027	24,804,992
		207,355,443
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	1,562,445	32,408,594
TOTAL INFORMATION TECHNOLOGY		330,290,759

Materials - 1.0%
Chemicals - 1.0%
Nippon Paint Holdings Co Ltd	3,374,100	28,604,078
Nissan Chemical Corp	482,000	15,712,605
Shin-Etsu Chemical Co Ltd	2,605,000	74,963,872
		119,280,555
TOTAL JAPAN		2,144,714,597
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	291,850	56,221,005
LUXEMBOURG - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
CVC Capital Partners PLC (c)(d)	1,667,433	32,177,609
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	2,258,615	19,649,951
NETHERLANDS - 2.9%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	47,004	31,569,288
Industrials - 0.9%
Professional Services - 0.9%
Wolters Kluwer NV	733,613	114,445,125
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
ASM International NV	66,700	32,540,462
ASML Holding NV depository receipt (e)	175,480	121,907,711
BE Semiconductor Industries NV	424,694	57,723,101
		212,171,274
TOTAL NETHERLANDS		358,185,687
SINGAPORE - 0.4%
Financials - 0.4%
Banks - 0.4%
DBS Group Holdings Ltd	1,356,400	49,785,967
SPAIN - 3.4%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Industria de Diseno Textil SA	654,771	31,276,496
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	25,550,886	219,502,339
CaixaBank SA	18,930,902	178,107,823
		397,610,162
TOTAL SPAIN		428,886,658
SWEDEN - 2.2%
Financials - 1.0%
Financial Services - 1.0%
Investor AB B Shares	4,278,859	124,354,306
Industrials - 1.0%
Machinery - 1.0%
Epiroc AB A Shares	1,324,300	26,995,333
Epiroc AB B Shares	424,091	7,616,028
Indutrade AB	3,686,596	89,780,574
		124,391,935
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	2,373,800	26,083,504
Software - 0.0%
Kry International Ab (a)(b)(f)	123,307	2,569,509
TOTAL INFORMATION TECHNOLOGY		28,653,013

TOTAL SWEDEN		277,399,254
SWITZERLAND - 1.1%
Consumer Discretionary - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Cie Financiere Richemont SA Series A	615,392	100,478,946
Financials - 0.3%
Capital Markets - 0.3%
Partners Group Holding AG	25,259	34,253,972
TOTAL SWITZERLAND		134,732,918
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	931,997	225,189,115
UNITED KINGDOM - 15.0%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	4,079,103	143,337,537
InterContinental Hotels Group PLC	821,825	94,542,910
		237,880,447
Leisure Products - 0.3%
Games Workshop Group PLC	161,825	34,814,041
TOTAL CONSUMER DISCRETIONARY		272,694,488

Financials - 5.6%
Banks - 3.2%
HSBC Holdings PLC	2,516,818	30,662,326
Lloyds Banking Group PLC	169,088,866	173,733,011
NatWest Group PLC	23,573,332	163,636,244
Starling Bank Ltd (b)	8,636,400	28,742,267
		396,773,848
Capital Markets - 2.4%
3i Group PLC	2,534,262	138,477,573
London Stock Exchange Group PLC	1,339,678	163,300,178
		301,777,751
TOTAL FINANCIALS		698,551,599

Health Care - 1.6%
Health Care Equipment & Supplies - 0.6%
ConvaTec Group PLC (c)(d)	23,223,243	71,583,257
Pharmaceuticals - 1.0%
Astrazeneca PLC	894,211	130,457,937
TOTAL HEALTH CARE		202,041,194

Industrials - 5.6%
Aerospace & Defense - 3.5%
BAE Systems PLC	6,517,032	155,500,565
Rolls-Royce Holdings PLC	19,652,364	278,925,628
		434,426,193
Professional Services - 1.7%
Intertek Group PLC	485,100	31,647,977
RELX PLC (Netherlands)	3,489,581	181,434,037
		213,082,014
Trading Companies & Distributors - 0.4%
Diploma PLC	226,800	16,114,360
RS GROUP PLC	4,865,760	35,921,150
		52,035,510
TOTAL INDUSTRIALS		699,543,717

TOTAL UNITED KINGDOM		1,872,830,998
UNITED STATES - 9.4%
Communication Services - 0.8%
Entertainment - 0.8%
Spotify Technology SA (a)	153,639	96,260,979
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Shell PLC	4,260,322	153,086,687
Financials - 0.4%
Financial Services - 0.3%
Mastercard Inc Class A	75,510	42,774,150
Insurance - 0.1%
Marsh & McLennan Cos Inc	93,843	18,693,525
TOTAL FINANCIALS		61,467,675

Health Care - 1.0%
Health Care Equipment & Supplies - 1.0%
Alcon AG	1,430,142	126,454,661
Industrials - 2.6%
Electrical Equipment - 1.5%
Schneider Electric SE	713,501	184,649,364
Professional Services - 0.5%
Experian PLC	1,154,773	60,845,857
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc (United Kingdom)	339,828	75,980,799
TOTAL INDUSTRIALS		321,476,020

Materials - 3.4%
Chemicals - 0.9%
Linde PLC	239,492	110,228,588
Construction Materials - 2.5%
Amrize Ltd	748,859	37,855,525
CRH PLC (United Kingdom)	1,431,045	135,922,298
Holcim AG	1,371,039	109,340,273
James Hardie Industries PLC depository receipt (a)	1,162,862	30,522,160
		313,640,256
TOTAL MATERIALS		423,868,844

TOTAL UNITED STATES		1,182,614,866
TOTAL COMMON STOCKS (Cost $7,415,749,063)		11,681,928,881

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (b)(f)	537	5,567,788
Valsoft Corp Series A-1.3 (b)(f)	190	1,969,980
Valsoft Corp Series A-1.4 (b)(f)	246	2,550,607

TOTAL CANADA		10,088,375
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(b)(f)	79,275	16,874,209
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(b)(f)	2,976,172	34,791,451
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $64,344,376)		61,754,035

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	731,562,242	731,708,554
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	129,081,492	129,094,400
TOTAL MONEY MARKET FUNDS (Cost $860,801,998)			860,802,954

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $8,340,895,437)	12,604,485,870
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(87,910,751)
NET ASSETS - 100.0%	12,516,575,119

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $160,640,429 or 1.3% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $160,640,429 or 1.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,323,544 or 0.5% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International Ab	5/14/21 - 10/30/24	8,153,900

Valsoft Corp Series A-1.2	3/14/25	6,290,262

Valsoft Corp Series A-1.3	3/17/25	1,886,106

Valsoft Corp Series A-1.4	3/17/25	3,237,722

Wasabi Holdings Inc Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	433,786,100	1,655,747,986	1,357,825,532	12,627,044	-	-	731,708,554	731,562,242	1.3%
Fidelity Securities Lending Cash Central Fund	81,050,500	1,009,692,426	961,648,526	249,589	-	-	129,094,400	129,081,492	0.5%
Total	514,836,600	2,665,440,412	2,319,474,058	12,876,633	-	-	860,802,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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